CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Net revenues
Total net revenues	$ 570,341	$ 540,768	$ 431,943
Gross profit	211,166	205,880	140,471
Operating expenses
Selling	28,926	27,158	24,412
General and administrative	40,701	46,323	44,297
Goodwill impairment charge	11,623	0	11,211
Research and development	37,025	36,605	30,109
VAT refunds and government subsidies	(30,735)	(24,450)	(29,828)
Total operating expenses	87,540	85,636	80,201
Income from operations	123,626	120,244	60,270
Other income, net (including other income from related parties of $602, $731 and $2,520 for the years ended June 30, 2017, 2018 and 2019, respectively)	2,710	4,349	1,722
Foreign exchange loss	(1,161)	(1,099)	(135)
Gains on deconsolidation of subsidiaries where the Company retains an equity interest	5,768	0	14,514
Gains on disposal of a subsidiary	0	0	628
Share of net income (losses) of equity investees	404	(1,571)	3,607
Interest income	11,839	7,318	3,687
Interest expenses	(575)	(692)	(938)
Dividend income from equity security investments	1,112	1,093	0
Income before income taxes	143,723	129,642	83,355
Income tax expenses	18,184	22,205	14,386
Net income	125,539	107,437	68,969
Less: net income attributable to non-controlling interests	278	276	25
Net income attributable to Hollysys Automation Technologies Ltd.	125,261	107,161	68,944
Other comprehensive income, net of tax of nil
Translation adjustments	(31,602)	17,410	(14,428)
Comprehensive income	93,937	124,847	54,541
Less: comprehensive (loss) income attributable to non-controlling interests	17	280	(11)
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 93,920	$ 124,567	$ 54,552
Net income per share:
Basic	$ 2.07	$ 1.77	$ 1.15
Diluted	$ 2.05	$ 1.75	$ 1.14
Shares used in net income per share computation:
Basic	60,456,524	60,434,019	60,189,004
Diluted	61,273,884	61,248,565	61,011,510
Integrated Solutions Contract Revenue [Member]
Net revenues
Total net revenues	$ 467,371	$ 466,461	$ 385,500
Cost of Revenue	325,523	314,233	277,476
Product [Member]
Net revenues
Total net revenues	33,102	40,233	32,665
Cost of Revenue	7,571	10,770	9,971
Service [Member]
Net revenues
Total net revenues	69,868	34,074	13,778
Cost of Revenue	$ 26,081	$ 9,885	$ 4,025